Financial instruments (Schedule of Book Value of Assets and liabilities Denominated in Foreign Currency) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		$ 24,362,988		$ 22,410,136
Short - term liabilities		8,426,766		7,286,477
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		12,061,901		11,176,625
Short - term liabilities		5,821,467		4,843,976
Net monetary asset position in foreign currency		$ 6,240,434		$ 6,332,649
Currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary asset position in foreign currency	$ 313,036		$ 335,545